Derivative financial assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Derivative Financial Assets [Abstract]
Summary of Derivative Financial Assets
The following table summarizes derivative financial assets as at December 31, 2022 and 2021:

	As at
	December 31, 2022	December 31, 2021
Balance, beginning of the period	7,866	—
Additions	—	11,591
Change in fair value due to revaluation of derivative financial assets	(7,866)	1,788
Exercised	—	(5,513)

Balance, end of the period	—	7,866

Summary of Fair Value of Coinsquare Warrant
The fair value of the Coinsquare Warrant was estimated using the Black-Scholes option pricing model with the following assumptions:

As at
December 31, 2021
Risk-free interest rate	0.38%
Expected life	0.5 years
Expected volatility in market price of shares	71%
Expected dividend yield	0%
Expected forfeiture rate	0%